Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash, FDIC insured amount	$ 250
Cash equivalents
Finance and insurance revenue	29,848	29,044
Charge-backs for finance and insurance revenue, net	2,661	1,911
Charge-back accruals	2,373	1,790
Shipping and handling fees	2,760	3,506
LIFO inventory value exceeds	$ 11,930	8,158
Amortization period	10 years 7 months 6 days
Amortization of debt discount	$ 371	240
Advertising and promotion costs	11,027	10,611
Paid time off earned	$ 1,244	$ 1,180
Florida [Member]
Concentration risk, percentage	77.00%	79.00%
Colorado [Member]
Concentration risk, percentage	15.00%	14.00%
Vendor 1 [Member]
Concentration risk, percentage	28.90%	31.90%
Vendor 2 [Member]
Concentration risk, percentage	27.00%	25.30%
Vendor 3 [Member]
Concentration risk, percentage	21.30%	15.50%
Vendor 4 [Member]
Concentration risk, percentage	15.00%	15.30%
Vendor 5 [Member]
Concentration risk, percentage		10.40%
Customer Database [Member]
Impairment of intangible assets	$ 0	$ 0
Minimum [Member] | Manufacturer Relationships [Member]
Amortization period	13 years
Minimum [Member] | Customer Database [Member]
Amortization period	0 years
Maximum [Member] | Manufacturer Relationships [Member]
Amortization period	18 years
Maximum [Member] | Customer Database [Member]
Amortization period	0 years
Building and Building Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life	15 years
Building and Building Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life	20 years
Vehicle and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life	2 years
Vehicle and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life	7 years